Leases - As Lessee (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2008 MXN ($)	Dec. 31, 2018 MXN ($) item	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Operating Lease By Lessee
Costs and leasing expenses		$ 52,272	$ 53,070	$ 47,649
Operating lease commitments by lessee		328,653	369,258	325,405
Total long-term financial lease		28,806	37,450
Current portion		(12,948)	(6,592)
Long-term financial lease		$ 15,858	30,858
Top of range
Operating Lease By Lessee
Number of monthly rents accrued | item		48
2019
Operating Lease By Lessee
Operating lease commitments by lessee		$ 34,956	37,053	27,950
Greater than 1 year and less than 5 years
Operating Lease By Lessee
Operating lease commitments by lessee		129,724	139,359	104,984
Greater than 5 years
Operating Lease By Lessee
Operating lease commitments by lessee		$ 163,973	$ 192,846	$ 192,471
Mexico City International Airport
Operating Lease By Lessee
Term of contract	20 years
Minimum guaranteed income	$ 18,453
Royalty of hotel revenue (as a percent)	18.00%
Minimum rent	$ 8,126
Minimum annual rent increase (as a percent)	3.00%